SHAREHOLDERS' EQUITY (Details)				12 Months Ended
	Sep. 17, 2021 USD ($)	Aug. 09, 2021 USD ($) $ / shares shares	Aug. 24, 2020	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 $ / shares shares	Aug. 23, 2020
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, shares authorized (in shares)				500,000,000	500,000,000
Ordinary shares, par value (in US dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Ordinary shares, shares issued (in shares)				69,763,933	50,016,457
Ordinary shares, shares outstanding (in shares)				68,598,050	48,850,574
ADS ratio			3			1
Reverse ADS split ratio			3
Aggregate purchase price | $				$ 10,017,200
Net proceeds | $				$ 10,017,200
Number of warrants outstanding				6,340,000	0
Number of shares to purchase warrants				19,020,000
Weighted average exercise price of warrants | $ / shares				$ 3.0
Remaining contractual life of warrants				4 years 6 months
Private placement offering
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, par value (in US dollars per share) | $ / shares		$ 0.0001
Number of units issued		6,340,000
Number of shares in a Unit		3
Number of shares to purchase a warrant		3
Exercise price of warrants | $ / shares		$ 3.00
Price per Unit | $ / shares		$ 1.58
Aggregate purchase price | $		$ 10,020,000.00
Net proceeds | $	$ 10,000,000.0
Term for exercise of warrants on a cashless basis				6 months
Term of warrants (in years)				5 years